Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepayment and Other Current Assets [Abstract]
Prepayment and Other Current Assets

6. Prepayment and Other Current Assets
The following is a summary of prepayment and other current assets as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred expenses for learning services	48,185	46,810
Prepayment for promotion fees	20,777	46,012
Prepayment for value-added taxes	18,034	40,950
Receivable for withholding individual income taxes of option exercise	—	39,371
Deferred charges	12,472	15,344
Prepaid sales commission	—	9,552
Prepayment for rental expenses	1,237	5,958
Prepayment for content fees	3,201	2,206
Interest receivable	6,252	51
Prepaid insurance fee for directors and officers	5,568	5,329
Others	5,165	23,949

Total	120,891	235,532